Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FAF Trust MM Prospectus Class A Member | Government Obligations Fund | Government Obligations Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	3.60%	4.57%	4.39%	1.09%	0.01%	0.18%	1.50%	1.12%	0.21%	0.01%
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	[2]	3.69%	4.69%	4.58%	1.23%	0.01%	0.28%	1.84%	1.41%	0.46%
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	[3]	2.04%	2.68%	2.61%	0.59%	0.01%	0.23%	0.75%	0.68%	0.12%	0.01%
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund | Treasury Obligations Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	[4]	3.59%	4.63%	4.42%	1.13%	0.01%	0.18%	1.49%	1.13%	0.21%	none
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	[5]	3.54%	4.55%	4.33%	1.02%	none	0.17%	1.44%	1.11%	0.17%	none
FAF Trust MM Prospectus Class D Member | Government Obligations Fund | Government Obligations Fund Class D
Prospectus [Line Items]
Annual Return [Percent]	[6]	3.76%	4.72%	4.54%	1.18%	0.01%	0.21%	1.65%	1.28%	0.33%	0.01%
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund | Treasury Obligations Fund Class D
Prospectus [Line Items]
Annual Return [Percent]	[7]	3.75%	4.70%	4.58%	1.23%	0.01%	0.21%	1.64%	1.29%	0.33%	none
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class D
Prospectus [Line Items]
Annual Return [Percent]	[8]	3.70%	4.70%	4.49%	1.11%	none	0.21%	1.59%	1.26%	0.29%	none
FAF Trust MM Prospectus Class P Member | Government Obligations Fund | Government Obligations Fund Class P
Prospectus [Line Items]
Annual Return [Percent]	[9]	4.22%	5.18%	5.00%	1.51%	0.03%	0.38%	2.11%	1.73%
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund | Treasury Obligations Fund Class P
Prospectus [Line Items]
Annual Return [Percent]	[10]	4.20%	5.15%	5.05%	1.57%	0.02%	0.37%	2.10%	1.74%
FAF Trust MM Prospectus Class T Member | Government Obligations Fund | Government Obligations Fund Class T
Prospectus [Line Items]
Annual Return [Percent]	[11]	3.96%	4.92%	4.75%	1.31%	0.01%
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class T
Prospectus [Line Items]
Annual Return [Percent]	[12]	4.05%	5.05%	4.94%	1.47%	0.01%	0.36%	2.01%	1.73%	0.80%
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class T
Prospectus [Line Items]
Annual Return [Percent]	[13]	2.41%	3.04%	2.97%	0.82%	0.01%
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund | Treasury Obligations Fund Class T
Prospectus [Line Items]
Annual Return [Percent]	[14]	3.95%	4.91%	4.79%	1.37%	0.01%
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class T
Prospectus [Line Items]
Annual Return [Percent]	[15]	3.90%	4.91%	4.69%	1.25%	none
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class T
Prospectus [Line Items]
Annual Return [Percent]	[16]	3.98%	5.04%	4.93%	1.47%	none	0.34%	2.02%	1.70%	0.77%	0.10%
FAF Trust MM Prospectus Class U Member | Government Obligations Fund | Government Obligations Fund Class U
Prospectus [Line Items]
Annual Return [Percent]	[17]	4.25%	5.21%	5.04%	1.53%	0.03%	0.41%	2.14%
FAF Trust MM Prospectus Class V Member | Government Obligations Fund | Government Obligations Fund Class V
Prospectus [Line Items]
Annual Return [Percent]	[18]	4.07%	5.03%	4.86%	1.38%	0.01%	0.30%	1.96%	1.58%	0.63%	0.11%
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class V
Prospectus [Line Items]
Annual Return [Percent]	[19]	4.15%	5.16%	5.04%	1.55%	0.01%	0.42%	2.12%	1.83%	0.91%
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class V
Prospectus [Line Items]
Annual Return [Percent]	[20]	2.50%	3.14%	3.07%	0.90%	0.01%	0.38%	1.20%	1.14%	0.56%	0.18%
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund | Treasury Obligations Fund Class V
Prospectus [Line Items]
Annual Return [Percent]	[21]	4.06%	5.01%	4.89%	1.44%	0.01%	0.28%	1.95%	1.59%	0.63%	0.09%
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class V
Prospectus [Line Items]
Annual Return [Percent]	[22]	4.01%	5.02%	4.80%	1.33%	none	0.29%	1.90%	1.57%	0.58%	0.04%
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class V
Prospectus [Line Items]
Annual Return [Percent]	[23]	4.09%	5.13%	5.03%	1.56%	none	0.39%	2.12%	1.81%	0.86%	0.19%
FAF Trust MM Prospectus Class X Member | Government Obligations Fund | Government Obligations Fund Class X
Prospectus [Line Items]
Annual Return [Percent]	[24]	4.23%	5.19%	5.02%	1.52%	0.03%	0.40%	2.12%	1.74%	0.79%
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class X
Prospectus [Line Items]
Annual Return [Percent]	[25]	4.32%	5.33%	5.21%	1.68%	0.02%	0.55%	2.28%	1.99%	1.07%
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund | Treasury Obligations Fund Class X
Prospectus [Line Items]
Annual Return [Percent]	[26]	4.22%	5.17%	5.06%	1.57%	0.02%	0.38%	2.11%	1.75%	0.79%
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class X
Prospectus [Line Items]
Annual Return [Percent]	[27]	3.54%	4.55%	4.33%	1.02%	none	0.17%	1.44%	1.11%	0.17%	none
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund | Government Obligations Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	[28]	3.91%	4.87%	4.70%	1.28%	0.01%	0.25%	1.81%	1.43%	0.48%	0.01%
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	[29]	4.00%	5.00%	4.89%	1.43%	0.01%	0.34%	1.96%	1.67%	0.76%
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	[30]	2.35%	2.99%	2.92%	0.78%	0.01%	0.32%	0.32%	1.05%	0.98%	0.41%
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund | Treasury Obligations Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	[31]	3.90%	4.85%	4.74%	1.33%	0.01%	0.24%	1.80%	1.44%	0.48%	0.01%
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	[32]	3.86%	4.86%	4.64%	1.22%	none	0.25%	1.75%	1.42%	0.43%	none
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	[33]	3.94%	4.97%	4.88%	1.44%	none	0.31%	1.97%	1.65%	0.72%	0.06%
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund | Government Obligations Fund Class Z
Prospectus [Line Items]
Annual Return [Percent]	[34]	4.19%	5.15%	4.98%	1.48%	0.02%	0.37%	2.08%	1.70%	0.75%	0.23%
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund | Retail Prime Obligations Fund Class Z
Prospectus [Line Items]
Annual Return [Percent]	[35]	4.26%	5.26%	5.15%	1.63%	0.01%	0.49%	2.22%	1.93%	1.01%
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund Class Z
Prospectus [Line Items]
Annual Return [Percent]	[36]	2.60%	3.24%	3.17%	0.98%	0.01%	0.44%	1.30%	1.24%	0.66%	0.26%
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund | Treasury Obligations Fund Class Z
Prospectus [Line Items]
Annual Return [Percent]	[37]	4.17%	5.13%	5.02%	1.54%	0.02%	0.35%	2.07%	1.71%	0.75%	0.20%
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund Class Z
Prospectus [Line Items]
Annual Return [Percent]	[38]	4.11%	5.12%	4.90%	1.41%	0.01%	0.35%	2.00%	1.67%	0.68%	0.13%
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund Class Z
Prospectus [Line Items]
Annual Return [Percent]	[39]	4.19%	5.25%	5.13%	1.64%	0.05%	0.50%	2.28%	1.97%	0.98%	0.29%

[1]	Total return for the period 1/1/2026 through 9/30/2026 was 2.25%.
[2]	Total return for the period 1/1/2026 through 9/30/2026 was 2.32%.
[3]	Total return for the period 1/1/2026 through 9/30/2026 was 1.24%.
[4]	Total return for the period 1/1/2026 through 9/30/2026 was 2.26%.
[5]	Total return for the period 1/1/2026 through 9/30/2026 was 2.25%.
[6]	Total return for the period 1/1/2026 through 9/30/2026 was 2.37%.
[7]	Total return for the period 1/1/2026 through 9/30/2026 was 2.37%.
[8]	Total return for the period 1/1/2026 through 9/30/2026 was 2.37%.
[9]	Total return for the period 1/1/2026 through 9/30/2026 was 2.71%.
[10]	Total return for the period 1/1/2026 through 9/30/2026 was 2.70%.
[11]	Total return for the period 1/1/2026 through 9/30/2026 was 2.52%.
[12]	Total return for the period 1/1/2026 through 9/30/2026 was 2.59%.
[13]	Total return for the period 1/1/2026 through 9/30/2026 was 1.51%.
[14]	Total return for the period 1/1/2026 through 9/30/2026 was 2.53%.
[15]	Total return for the period 1/1/2026 through 9/30/2026 was 2.52%.
[16]	Total return for the period 1/1/2026 through 9/30/2026 was 2.51%.
[17]	Total return for the period 1/1/2026 through 9/30/2026 was 2.73%.
[18]	Total return for the period 1/1/2026 through 9/30/2026 was 2.59%.
[19]	Total return for the period 1/1/2026 through 9/30/2026 was 2.66%.
[20]	Total return for the period 1/1/2026 through 9/30/2026 was 1.58%.
[21]	Total return for the period 1/1/2026 through 9/30/2026 was 2.60%.
[22]	Total return for the period 1/1/2026 through 9/30/2026 was 2.60%.
[23]	Total return for the period 1/1/2026 through 9/30/2026 was 2.59%.
[24]	Total return for the period 1/1/2026 through 9/30/2026 was 2.71%.
[25]	Total return for the period 1/1/2026 through 9/30/2026 was 2.79%.
[26]	Total return for the period 1/1/2026 through 9/30/2026 was 2.72%.
[27]	Total return for the period 1/1/2026 through 9/30/2026 was 2.25%.
[28]	Total return for the period 1/1/2026 through 9/30/2026 was 2.48%.
[29]	Total return for the period 1/1/2026 through 9/30/2026 was 2.55%.
[30]	Total return for the period 1/1/2026 through 9/30/2026 was 1.47%.
[31]	Total return for the period 1/1/2026 through 9/30/2026 was 2.49%.
[32]	Total return for the period 1/1/2026 through 9/30/2026 was 2.48%.
[33]	Total return for the period 1/1/2026 through 9/30/2026 was 2.48%.
[34]	Total return for the period 1/1/2026 through 9/30/2026 was 2.68%.
[35]	Total return for the period 1/1/2026 through 9/30/2026 was 2.74%.
[36]	Total return for the period 1/1/2026 through 9/30/2026 was 1.66%.
[37]	Total return for the period 1/1/2026 through 9/30/2026 was 2.69%.
[38]	Total return for the period 1/1/2026 through 9/30/2026 was 2.67%.
[39]	Total return for the period 1/1/2026 through 9/30/2026 was 2.67%.